Repurchase agreements and securities lending transactions accounted for as secured borrowings (Tables)	12 Months Ended
Mar. 31, 2025
Gross Amounts of Liabilities by Remaining Contractual Maturity
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2024 and 2025:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total

	(in billions of yen)
2024
Repurchase agreements	18,661	11,040	5,415	2,989	38,105
Securities lending transactions	1,288	19	—	44	1,350

Total	19,949	11,058	5,415	3,033	39,455

2025
Repurchase agreements	16,755	17,725	1,986	1,929	38,395
Securities lending transactions	1,303	302	—	70	1,675

Total	18,058	18,027	1,986	1,999	40,070

Gross Amounts of Liabilities by Class of Underlying Collateral
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2024 and 2025:

	Repurchase agreements	Securities lending transactions

	(in billions of yen)
2024
Japanese government bonds and Japanese local government bonds	6,167	102
Foreign government bonds and foreign agency mortgage-backed securities	28,757	19
Commercial paper and corporate bonds	913	—
Equity securities	1,609	1,229
Other	658	—

Total (Note)	38,105	1,350

2025
Japanese government bonds and Japanese local government bonds	6,556	77
Foreign government bonds and foreign agency mortgage-backed securities	29,467	302
Commercial paper and corporate bonds	734	—
Equity securities	902	1,296
Other	736	—

Total (Note)	38,395	1,675

Note:
The above table does not include
securities-for-securities
lending transactions of ¥71 billion at March 31, 2024 and ¥125 billion at March 31, 2025, where the MHFG Group acts as lender and receives securities that can be sold or pledged as collateral. In these transactions, the Group recognizes the securities received at fair value within Other assets and the obligation to return those securities as a liability within Other liabilities.